Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2020
13. Contingent liabilities and commitments
Contingent liabilities and commitments
	As at	As at
	30.06.20	31.12.19
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	15,825	17,006
Performance guarantees, acceptances and endorsements	6,589	6,771
Total	22,414	23,777

Commitments
Documentary credits and other short-term trade related transactions	1,162	1,291
Standby facilities, credit lines and other commitments	264,376	268,736
Total	265,538	270,027